Stock-Based Compensation - Expenses Recorded Within Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total expenses	$ 13,919	$ 8,835	$ 3,958
Expense arising from equity-settled share-based payment transactions (2015 Plan)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total expenses	777	2,736	2,370
Expense arising from equity-settled share-based payment transactions (2016 Plan)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total expenses	4,566	4,053	1,588
Expense arising from equity-settled share-based payment transactions (2017 Plan)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total expenses	5,052	2,046	0
Expense arising from equity-settled share-based 2018 incentive
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total expenses	563	0	0
Expense arising from equity-settled share-based payment transactions (2018 Plan)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total expenses	$ 2,961	$ 0	$ 0